NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
U.S. Equity Flex I Portfolio (WSCP)
960 shares (cost $11,006)	$13,676
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
20,505 shares (cost $96,482)	139,432
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
28,476 shares (cost $728,890)	1,003,493
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
15,054 shares (cost $63,830)	87,164
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
72,124 shares (cost $280,463)	408,222
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
12,305 shares (cost $424,738)	693,508
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
21,145 shares (cost $667,656)	1,184,968
Emerging Markets Debt Portfolio - Class I (MSEM)
2,675 shares (cost $21,281)	21,772
U.S. Real Estate Portfolio - Class I (MSVRE)
61,870 shares (cost $841,851)	798,738
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
103,182 shares (cost $1,440,521)	1,464,155
Federated NVIT High Income Bond Fund - Class I (HIBF)
49,537 shares (cost $344,078)	339,328
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
34,999 shares (cost $387,052)	460,942
Gartmore NVIT International Equity Fund - Class I (GIG)
340 shares (cost $3,289)	3,057
Gartmore NVIT International Equity Fund - Class III (GIG3)
6,747 shares (cost $69,582)	60,724
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
19,186 shares (cost $189,689)	216,415
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
3,884 shares (cost $53,944)	43,769
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2,705 shares (cost $22,194)	24,207
NVIT Core Bond Fund - Class I (NVCBD1)
2,260 shares (cost $23,459)	23,797
NVIT Fund - Class I (TRF)
223,244 shares (cost $2,273,195)	2,033,752
NVIT Government Bond Fund - Class I (GBF)
335,210 shares (cost $3,900,614)	3,851,557
NVIT Growth Fund - Class I (CAF)
22,156 shares (cost $223,851)	308,860
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,809 shares (cost $20,403)	26,065
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
88,543 shares (cost $878,958)	902,258
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
171,167 shares (cost $1,924,595)	1,807,522
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
116,926 shares (cost $1,377,900)	1,216,032
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
122,316 shares (cost $1,296,322)	1,274,531
NVIT Mid Cap Index Fund - Class I (MCIF)
141,519 shares (cost $2,356,935)	2,612,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Money Market Fund - Class I (SAM)
4,335,660 shares (cost $4,335,660)	4,335,660
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
1,469 shares (cost $12,253)	14,363
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,433 shares (cost $13,046)	13,768
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
47,439 shares (cost $321,057)	504,752
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
134 shares (cost $1,267)	1,379
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
30,689 shares (cost $381,293)	473,529
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
65,915 shares (cost $716,755)	688,807
NVIT Multi-Manager Small Company Fund - Class I (SCF)
76,635 shares (cost $1,546,388)	1,384,027
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
612,070 shares (cost $9,266,753)	9,297,344
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
32,579 shares (cost $347,407)	330,024
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
3,059 shares (cost $22,927)	26,372
VP Income & Growth Fund - Class I (ACVIG)
114,033 shares (cost $788,017)	689,901
VP International Fund - Class I (ACVI)
195,948 shares (cost $1,538,069)	1,677,314
VP International Fund - Class III (ACVI3)
30,123 shares (cost $297,076)	257,851
VP Ultra(R) Fund - Class I (ACVU1)
5,832 shares (cost $55,075)	54,707
VP Value Fund - Class I (ACVV)
13 shares (cost $73)	78
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
7,960 shares (cost $78,301)	97,115
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
31,746 shares (cost $876,371)	949,199
Appreciation Portfolio - Initial Shares (DCAP)
26,783 shares (cost $914,643)	949,207
Quality Bond Fund II - Primary Shares (FQB)
109,970 shares (cost $1,159,571)	1,270,150
VIP Fund - Contrafund Portfolio - Service Class (FCS)
1 shares (cost $23)	24
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
154,410 shares (cost $3,617,428)	2,927,615
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
1 shares (cost $7)	9
VIP Fund - Growth Portfolio - Service Class (FGS)
159,936 shares (cost $5,377,397)	5,916,042
VIP Fund - High Income Portfolio - Service Class (FHIS)
175,012 shares (cost $900,883)	969,564
VIP Fund - Overseas Portfolio - Service Class (FOS)
49,611 shares (cost $874,238)	828,511
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
12,824 shares (cost $245,841)	213,905
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
41,974 shares (cost $342,961)	407,564
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
91,428 shares (cost $1,162,629)	915,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
192,229 shares (cost $4,450,445)	3,783,064
ClearBridge Variable Investors Portfolio - Class I (SBVI)
121,000 shares (cost $1,544,342)	1,597,200
Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)
81,446 shares (cost $660,759)	642,609
Guardian Portfolio - I Class Shares (AMGP)
4,631 shares (cost $69,604)	87,715
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
45,684 shares (cost $770,861)	1,252,666
Partners Portfolio - I Class Shares (AMTP)
37,755 shares (cost $440,097)	425,503
Socially Responsive Portfolio - I Class Shares (AMSRS)
245 shares (cost $2,437)	3,643
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
3 shares (cost $125)	129
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
151,839 shares (cost $2,819,048)	3,170,395
MidCap Fund/VA - Non-Service Shares (OVAG)
37,272 shares (cost $1,383,599)	1,735,020
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
17,421 shares (cost $157,528)	246,156
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
39,642 shares (cost $579,942)	560,534
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
11,286 shares (cost $382,285)	425,261
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,457 shares (cost $46,307)	54,882

Total Investments	$70,199,127
Accounts Payable	(684)

$70,198,443

Contract Owners’ Equity:
Accumulation units	70,198,443

Total Contract Owners’ Equity (note 5)	$70,198,443

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	WSCP	JPMMV1	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS
Reinvested dividends	$930,726	29	1,162	2,191	-	-	3,170	5,808
Mortality and expense risk charges (note 2)	(976,778)	(267)	(1,526)	(14,128)	(1,149)	(5,515)	(8,421)	(15,954)

Net investment income (loss)	(46,052)	(238)	(364)	(11,937)	(1,149)	(5,515)	(5,251)	(10,146)

Realized gain (loss) on investments	(2,620,244)	2,243	680	66,934	1,805	3,226	2,913	120,789
Change in unrealized gain (loss) on investments	11,050,776	343	23,822	(9,655)	15,340	77,933	132,375	111,998

Net gain (loss) on investments	8,430,532	2,586	24,502	57,279	17,145	81,159	135,288	232,787

Reinvested capital gains	181,318	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,565,798	2,348	24,138	45,342	15,996	75,644	130,037	222,641

Investment Activity:	MSEM	MSVRE	NVAMV1	HIBF	GEM3	GIG	GIG3	GEF
Reinvested dividends	$872	17,136	2,242	28,441	295	28	568	2,086
Mortality and expense risk charges (note 2)	(303)	(11,341)	(1,182)	(4,660)	(6,247)	(49)	(1,155)	(2,898)

Net investment income (loss)	569	5,795	1,060	23,781	(5,952)	(21)	(587)	(812)

Realized gain (loss) on investments	11	(295,498)	149	(5,233)	(66,299)	1,118	(29,495)	(926)
Change in unrealized gain (loss) on investments	1,130	492,649	23,633	17,944	132,332	(1,289)	35,201	20,599

Net gain (loss) on investments	1,141	197,151	23,782	12,711	66,033	(171)	5,706	19,673

Reinvested capital gains	-	-	3,061	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,710	202,946	27,903	36,492	60,081	(192)	5,119	18,861

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GEF3	NVNMO1	NVCBD1	TRF	GBF	CAF	GVIDA	GVIDC
Reinvested dividends	$475	47	606	19,759	125,722	1,799	500	21,297
Mortality and expense risk charges (note 2)	(713)	(398)	(304)	(27,955)	(61,622)	(4,104)	(447)	(13,310)

Net investment income (loss)	(238)	(351)	302	(8,196)	64,100	(2,305)	53	7,987

Realized gain (loss) on investments	(14,922)	1,094	35	(62,232)	34,972	4,854	(5,787)	(13,325)
Change in unrealized gain (loss) on investments	19,299	789	410	287,887	(88,409)	44,556	7,982	42,811

Net gain (loss) on investments	4,377	1,883	445	225,655	(53,437)	49,410	2,195	29,486

Reinvested capital gains	-	2,064	232	-	145,637	-	-	2,678

Net increase (decrease) in contract owners’ equity resulting from operations	$4,139	3,596	979	217,459	156,300	47,105	2,248	40,151

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3	NVMLG1	NVMMG1
Reinvested dividends	$34,927	22,363	26,837	30,125	6	102	6	-
Mortality and expense risk charges (note 2)	(25,007)	(16,540)	(17,805)	(34,462)	(69,857)	(171)	(135)	(6,313)

Net investment income (loss)	9,920	5,823	9,032	(4,337)	(69,851)	(69)	(129)	(6,313)

Realized gain (loss) on investments	(73,491)	(43,701)	(26,679)	115,440	-	14	(189)	11,825
Change in unrealized gain (loss) on investments	216,104	167,332	102,079	427,173	-	1,674	722	98,657

Net gain (loss) on investments	142,613	123,631	75,400	542,613	-	1,688	533	110,482

Reinvested capital gains	-	-	-	2,654	-	-	475	-

Net increase (decrease) in contract owners’ equity resulting from operations	$152,533	129,454	84,432	540,930	(69,851)	1,619	879	104,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMMV2	SCGF	SCVF	SCF	GGTC	GGTC3	NVOLG1	EIF
Reinvested dividends	$12	-	3,867	3,639	-	-	424	4,753
Mortality and expense risk charges (note 2)	(6)	(5,810)	(9,157)	(18,252)	(9)	(69)	(7,686)	(4,474)

Net investment income (loss)	6	(5,810)	(5,290)	(14,613)	(9)	(69)	(7,262)	279

Realized gain (loss) on investments	-	(1,574)	(38,746)	(141,751)	(148)	(162)	1,525	(14,911)
Change in unrealized gain (loss) on investments	112	98,342	186,518	429,020	203	619	29,951	55,716

Net gain (loss) on investments	112	96,768	147,772	287,269	55	457	31,476	40,805

Reinvested capital gains	61	-	-	-	-	-	2,438	-

Net increase (decrease) in contract owners’ equity resulting from operations	$179	90,958	142,482	272,656	46	388	26,652	41,084

Investment Activity:	NVRE1	ACVIG	ACVI	ACVI3	ACVU1	ACVV	DVSCS	DSRG
Reinvested dividends	$410	9,893	38,834	5,802	175	23,000	700	7,918
Mortality and expense risk charges (note 2)	(295)	(9,207)	(22,547)	(3,409)	(512)	(20,202)	(1,546)	(12,668)

Net investment income (loss)	115	686	16,287	2,393	(337)	2,798	(846)	(4,750)

Realized gain (loss) on investments	46	(20,276)	(18,933)	(9,531)	(87)	(378,219)	(18,440)	(42,272)
Change in unrealized gain (loss) on investments	2,901	97,203	183,996	32,909	6,290	507,239	40,873	156,293

Net gain (loss) on investments	2,947	76,927	165,063	23,378	6,203	129,020	22,433	114,021

Reinvested capital gains	1,972	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,034	77,613	181,350	25,771	5,866	131,818	21,587	109,271

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	DCAP	FQB	FCS	FEIS	FGOS	FGS	FHIS	FOS
Reinvested dividends	$21,777	75,311	2,941	48,117	-	9,286	66,247	9,985
Mortality and expense risk charges (note 2)	(13,299)	(20,332)	(77,656)	(42,170)	(5,034)	(77,302)	(12,478)	(11,325)

Net investment income (loss)	8,478	54,979	(74,715)	5,947	(5,034)	(68,016)	53,769	(1,340)

Realized gain (loss) on investments	34,445	9,153	(1,049,443)	(256,290)	80,390	(240,382)	(19,983)	(20,440)
Change in unrealized gain (loss) on investments	74,427	38,084	1,870,154	614,214	2,842	1,411,155	68,124	103,137

Net gain (loss) on investments	108,872	47,237	820,711	357,924	83,232	1,170,773	48,141	82,697

Reinvested capital gains	-	-	-	-	-	18,198	-	1,468

Net increase (decrease) in contract owners’ equity resulting from operations	$117,350	102,216	745,996	363,871	78,198	1,120,955	101,910	82,825

Investment Activity:	FOSR	FVSS	LPVCII	SBTRP	SBVI	SBVHY	AMGP	AMCG
Reinvested dividends	$2,582	1,624	35,253	59,802	45,807	55,352	332	-
Mortality and expense risk charges (note 2)	(3,083)	(4,824)	(14,450)	(51,824)	(23,298)	(9,311)	(1,573)	(16,017)

Net investment income (loss)	(501)	(3,200)	20,803	7,978	22,509	46,041	(1,241)	(16,017)

Realized gain (loss) on investments	(30,113)	(7,605)	(259,506)	(287,927)	38,631	(25,683)	24,083	51,516
Change in unrealized gain (loss) on investments	51,165	89,661	325,563	768,772	48,053	61,257	(5,601)	245,657

Net gain (loss) on investments	21,052	82,056	66,057	480,845	86,684	35,574	18,482	297,173

Reinvested capital gains	380	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,931	78,856	86,860	488,823	109,193	81,615	17,241	281,156

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AMTP	AMSRS	OVGR	OVGI	OVAG	VWEMR	VWEM	VWHAR
Reinvested dividends	$3,077	1	4,930	35,014	-	1,177	2,783	1,131
Mortality and expense risk charges (note 2)	(6,727)	(61)	(35,966)	(43,278)	(22,046)	(2,909)	(6,815)	(4,555)

Net investment income (loss)	(3,650)	(60)	(31,036)	(8,264)	(22,046)	(1,732)	(4,032)	(3,424)

Realized gain (loss) on investments	(151,056)	(1,558)	496,844	4,142	(36,575)	3,638	(19,950)	(3,748)
Change in unrealized gain (loss) on investments	214,412	2,635	(296,986)	418,441	425,520	46,709	137,673	91,934

Net gain (loss) on investments	63,356	1,077	199,858	422,583	388,945	50,347	117,723	88,186

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,706	1,017	168,822	414,319	366,899	48,615	113,691	84,762

Investment Activity:	VWHA
Reinvested dividends	$171
Mortality and expense risk charges (note 2)	(658)

Net investment income (loss)	(487)

Realized gain (loss) on investments	327
Change in unrealized gain (loss) on investments	12,168

Net gain (loss) on investments	12,495

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,008

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		WSCP		JPMMV1		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(46,052)	228,593	(238)	(97)	(364)	(742)	(11,937)	(13,795)
Realized gain (loss) on investments	(2,620,244)	(6,511,696)	2,243	16	680	103	66,934	68,136
Change in unrealized gain (loss) on investments	11,050,776	20,684,114	343	2,327	23,822	19,128	(9,655)	300,729
Reinvested capital gains	181,318	489,502	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,565,798	14,890,513	2,348	2,246	24,138	18,489	45,342	355,070

Equity transactions:
Purchase payments received from contract owners (note 3)	591,272	1,862,938	-	-	1,203	-	790	1,170
Transfers between funds	-	-	-	26,823	21,765	74,251	5,488	(39,888)
Redemptions (note 3)	(12,282,746)	(17,894,566)	(17,556)	(180)	(393)	-	(122,701)	(183,742)
Annuity benefits	-	(45,871)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,208)	(21,755)	-	-	(19)	(12)	(287)	(342)
Contingent deferred sales charges (note 2)	(3,398)	(27,462)	-	-	-	-	-	(162)
Adjustments to maintain reserves	4	(776)	(2)	(4)	(1)	2	(5)	(31)

Net equity transactions	(11,713,076)	(16,127,492)	(17,558)	26,639	22,555	74,241	(116,715)	(222,995)

Net change in contract owners’ equity	(3,147,278)	(1,236,979)	(15,210)	28,885	46,693	92,730	(71,373)	132,075
Contract owners’ equity beginning of period	73,345,721	74,582,700	28,885	-	92,730	-	1,074,858	942,783

Contract owners’ equity end of period	$70,198,443	73,345,721	13,675	28,885	139,423	92,730	1,003,485	1,074,858

CHANGES IN UNITS:
Beginning units	6,832,868	8,572,420	2,665	-	7,906	-	115,171	145,502
Units purchased	905,908	526,563	-	2,682	1,887	7,906	699	12,053
Units redeemed	(1,989,053)	(2,266,115)	(1,547)	(17)	(29)	-	(13,451)	(42,384)

Ending units	5,749,723	6,832,868	1,118	2,665	9,764	7,906	102,419	115,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS2		JAGTS		JAIGS2		JAIGS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,149)	(613)	(5,515)	(5,168)	(5,251)	(5,572)	(10,146)	(10,237)
Realized gain (loss) on investments	1,805	(754)	3,226	(37,175)	2,913	(145,739)	120,789	72,160
Change in unrealized gain (loss) on investments	15,340	20,393	77,933	202,041	132,375	449,134	111,998	480,177
Reinvested capital gains	-	-	-	-	-	17,753	-	29,607

Net increase (decrease) in contract owners’ equity resulting from operations	15,996	19,026	75,644	159,698	130,037	315,576	222,641	571,707

Equity transactions:
Purchase payments received from contract owners (note 3)	27,228	3,588	-	-	4,684	52,331	-	-
Transfers between funds	(158)	20,204	-	(9,001)	55,075	(141,000)	(188)	(33,668)
Redemptions (note 3)	(16,475)	(6,342)	(93,279)	(57,066)	(65,735)	(96,881)	(219,774)	(181,200)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	(71)	(116)	(106)	(106)	(184)	(224)	(236)
Contingent deferred sales charges (note 2)	(5)	(69)	(9)	-	(27)	(189)	-	-
Adjustments to maintain reserves	(22)	(20)	(9)	(15)	(90)	(60)	7	(9)

Net equity transactions	10,542	17,290	(93,413)	(66,188)	(6,199)	(185,983)	(220,179)	(215,113)

Net change in contract owners’ equity	26,538	36,316	(17,769)	93,510	123,838	129,593	2,462	356,594
Contract owners’ equity beginning of period	60,619	24,303	425,982	332,472	569,661	440,068	1,182,511	825,917

Contract owners’ equity end of period	$87,157	60,619	408,213	425,982	693,499	569,661	1,184,973	1,182,511

CHANGES IN UNITS:
Beginning units	4,934	3,064	103,529	125,001	23,977	32,703	87,200	107,536
Units purchased	2,161	2,550	-	-	2,489	9,300	-	-
Units redeemed	(1,317)	(680)	(22,645)	(21,472)	(2,790)	(18,026)	(16,314)	(20,336)

Ending units	5,778	4,934	80,884	103,529	23,676	23,977	70,886	87,200

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSVRE		NVAMV1		HIBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$569	1,649	5,795	11,760	1,060	-	23,781	22,599
Realized gain (loss) on investments	11	(1,967)	(295,498)	(267,957)	149	-	(5,233)	(254,767)
Change in unrealized gain (loss) on investments	1,130	7,550	492,649	411,227	23,633	-	17,944	350,900
Reinvested capital gains	-	-	-	-	3,061	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,710	7,232	202,946	155,030	27,903	-	36,492	118,732

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	246	4,891	259	-	18,191	-
Transfers between funds	-	(3,490)	(70,743)	(39,953)	1,445,177	-	1,442	(305,021)
Redemptions (note 3)	(1,871)	(12,776)	(124,950)	(67,379)	(9,158)	-	(21,820)	(151,968)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	(11)	(291)	(282)	(27)	-	(99)	(108)
Contingent deferred sales charges (note 2)	(17)	-	(1)	(30)	-	-	(37)	(2,506)
Adjustments to maintain reserves	5	(6)	(30)	(32)	5	-	(10)	3

Net equity transactions	(1,934)	(16,283)	(195,769)	(102,785)	1,436,256	-	(2,333)	(459,600)

Net change in contract owners’ equity	(224)	(9,051)	7,177	52,245	1,464,159	-	34,159	(340,868)
Contract owners’ equity beginning of period	21,998	31,049	791,531	739,286	-	-	305,164	646,032

Contract owners’ equity end of period	$21,774	21,998	798,708	791,531	1,464,159	-	339,323	305,164

CHANGES IN UNITS:
Beginning units	809	1,466	33,215	39,261	-	-	21,012	64,035
Units purchased	-	-	25	505	105,811	-	1,339	1,449
Units redeemed	(69)	(657)	(7,084)	(6,551)	(663)	-	(1,410)	(44,472)

Ending units	740	809	26,156	33,215	105,148	-	20,941	21,012

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEM3		GIG		GIG3		GEF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,952)	(411)	(21)	(22)	(587)	(286)	(812)	(689)
Realized gain (loss) on investments	(66,299)	(55,803)	1,118	80	(29,495)	(22,668)	(926)	(9,682)
Change in unrealized gain (loss) on investments	132,332	204,381	(1,289)	2,104	35,201	42,282	20,599	51,934
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,081	148,167	(192)	2,162	5,119	19,328	18,861	41,563

Equity transactions:
Purchase payments received from contract owners (note 3)	707	25,157	-	-	707	157	-	-
Transfers between funds	11,087	111,002	-	-	(23,814)	(16,043)	-	-
Redemptions (note 3)	(63,308)	(43,120)	(6,523)	(448)	(20,629)	(4,777)	(30,063)	(16,335)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(130)	(83)	-	-	(49)	(31)	(13)	(17)
Contingent deferred sales charges (note 2)	(29)	(91)	-	-	-	(40)	-	(73)
Adjustments to maintain reserves	91	(1)	(2)	-	9	(7)	(17)	3

Net equity transactions	(51,582)	92,864	(6,525)	(448)	(43,776)	(20,741)	(30,093)	(16,422)

Net change in contract owners’ equity	8,499	241,031	(6,717)	1,714	(38,657)	(1,413)	(11,232)	25,141
Contract owners’ equity beginning of period	452,457	211,426	9,775	8,061	99,389	100,802	227,636	202,495

Contract owners’ equity end of period	$460,956	452,457	3,058	9,775	60,732	99,389	216,404	227,636

CHANGES IN UNITS:
Beginning units	18,346	13,819	932	983	5,931	7,691	21,966	24,085
Units purchased	762	6,983	-	-	40	12	-	-
Units redeemed	(2,798)	(2,456)	(671)	(51)	(2,727)	(1,772)	(2,963)	(2,119)

Ending units	16,310	18,346	261	932	3,244	5,931	19,003	21,966

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF3		NVNMO1		NVCBD1		TRF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(238)	(228)	(351)	(122)	302	27	(8,196)	(1,390)
Realized gain (loss) on investments	(14,922)	(17,664)	1,094	5,109	35	-	(62,232)	(200,654)
Change in unrealized gain (loss) on investments	19,299	30,012	789	1,224	410	(72)	287,887	616,253
Reinvested capital gains	-	-	2,064	51	232	8	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,139	12,120	3,596	6,262	979	(37)	217,459	414,209

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	25,000	18,191	-	8,088	14,994
Transfers between funds	44	(1,270)	-	(1,558)	2,161	2,500	-	(71,230)
Redemptions (note 3)	(24,426)	(16,925)	(8,228)	(864)	1	-	(277,816)	(394,569)
Annuity benefits	-	-	-	-	-	-	-	(3,714)
Contract maintenance charges (note 2)	(32)	(28)	-	-	-	-	(612)	(765)
Contingent deferred sales charges (note 2)	-	(79)	-	-	-	-	(93)	(165)
Adjustments to maintain reserves	(15)	8	8	(5)	(3)	5	(16)	54

Net equity transactions	(24,429)	(18,294)	(8,220)	22,573	20,350	2,505	(270,449)	(455,395)

Net change in contract owners’ equity	(20,290)	(6,174)	(4,624)	28,835	21,329	2,468	(52,990)	(41,186)
Contract owners’ equity beginning of period	64,051	70,225	28,835	-	2,468	-	2,086,719	2,127,905

Contract owners’ equity end of period	$43,761	64,051	24,211	28,835	23,797	2,468	2,033,729	2,086,719

CHANGES IN UNITS:
Beginning units	3,547	4,793	2,164	-	236	-	228,796	289,598
Units purchased	2	3	-	8,788	1,920	236	859	1,945
Units redeemed	(1,342)	(1,249)	(570)	(6,624)	-	-	(30,312)	(62,747)

Ending units	2,207	3,547	1,594	2,164	2,156	236	199,343	228,796

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		CAF		GVIDA		GVIDC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$64,100	96,576	(2,305)	(2,382)	53	(851)	7,987	4,917
Realized gain (loss) on investments	34,972	(39,180)	4,854	(9,734)	(5,787)	(224,546)	(13,325)	(48,861)
Change in unrealized gain (loss) on investments	(88,409)	(82,945)	44,556	90,204	7,982	247,158	42,811	111,427
Reinvested capital gains	145,637	71,076	-	-	-	3,363	2,678	5,388

Net increase (decrease) in contract owners’ equity resulting from operations	156,300	45,527	47,105	78,088	2,248	25,124	40,151	72,871

Equity transactions:
Purchase payments received from contract owners (note 3)	27,408	52,415	6,917	138	1,000	1,411	27,004	114,428
Transfers between funds	(266,166)	477,999	-	(15,079)	596	(272,358)	(99,492)	64,489
Redemptions (note 3)	(884,811)	(1,570,189)	(44,627)	(38,338)	(46,801)	(48,218)	(125,554)	(347,935)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,410)	(1,957)	(81)	(63)	(54)	(50)	(208)	(254)
Contingent deferred sales charges (note 2)	522	(6,072)	-	(195)	-	(213)	-	(441)
Adjustments to maintain reserves	(39)	(3)	(10)	(14)	(6)	4	(8)	(5)

Net equity transactions	(1,124,496)	(1,047,807)	(37,801)	(53,551)	(45,265)	(319,424)	(198,258)	(169,718)

Net change in contract owners’ equity	(968,196)	(1,002,280)	9,304	24,537	(43,017)	(294,300)	(158,107)	(96,847)
Contract owners’ equity beginning of period	4,819,729	5,822,009	299,548	275,011	69,079	363,379	1,060,358	1,157,205

Contract owners’ equity end of period	$3,851,533	4,819,729	308,852	299,548	26,062	69,079	902,251	1,060,358

CHANGES IN UNITS:
Beginning units	313,063	382,890	55,242	66,745	5,743	37,891	88,182	103,509
Units purchased	5,488	60,180	1,261	36	288	149	2,412	20,028
Units redeemed	(76,391)	(130,007)	(8,061)	(11,539)	(4,114)	(32,297)	(18,730)	(35,355)

Ending units	242,160	313,063	48,442	55,242	1,917	5,743	71,864	88,182

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDM		GVDMA		GVDMC		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$9,920	2,432	5,823	(1,131)	9,032	4,399	(4,337)	(9,187)
Realized gain (loss) on investments	(73,491)	(139,977)	(43,701)	(83,438)	(26,679)	(48,137)	115,440	(63,926)
Change in unrealized gain (loss) on investments	216,104	378,525	167,332	267,657	102,079	182,429	427,173	655,251
Reinvested capital gains	-	41,104	-	48,641	-	20,213	2,654	65,833

Net increase (decrease) in contract owners’ equity resulting from operations	152,533	282,084	129,454	231,729	84,432	158,904	540,930	647,971

Equity transactions:
Purchase payments received from contract owners (note 3)	70,929	36,822	40,595	4,658	922	443,716	3,492	33,807
Transfers between funds	57,749	44,375	(17,000)	9,637	64,204	60,518	(21,463)	(35,557)
Redemptions (note 3)	(435,250)	(415,981)	(160,551)	(185,402)	(252,602)	(654,332)	(385,118)	(308,308)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(481)	(596)	(259)	(348)	(55)	(145)	(567)	(556)
Contingent deferred sales charges (note 2)	(251)	(201)	-	(510)	(505)	-	(37)	(288)
Adjustments to maintain reserves	(49)	(12)	(11)	(15)	(4)	(35)	6	(40)

Net equity transactions	(307,353)	(335,593)	(137,226)	(171,980)	(188,040)	(150,278)	(403,687)	(310,942)

Net change in contract owners’ equity	(154,820)	(53,509)	(7,772)	59,749	(103,608)	8,626	137,243	337,029
Contract owners’ equity beginning of period	1,962,338	2,015,847	1,223,795	1,164,046	1,378,132	1,369,506	2,475,173	2,138,144

Contract owners’ equity end of period	$1,807,518	1,962,338	1,216,023	1,223,795	1,274,524	1,378,132	2,612,416	2,475,173

CHANGES IN UNITS:
Beginning units	160,995	194,274	99,881	116,524	112,396	126,164	141,185	164,438
Units purchased	10,250	9,373	3,315	1,507	5,212	44,531	206	4,101
Units redeemed	(35,646)	(42,652)	(13,990)	(18,150)	(20,461)	(58,299)	(21,627)	(27,354)

Ending units	135,599	160,995	89,206	99,881	97,147	112,396	119,764	141,185

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG3		NVMLG1		NVMMG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(69,851)	(91,034)	(69)	(29)	(129)	-	(6,313)	(3,875)
Realized gain (loss) on investments	-	-	14	2	(189)	-	11,825	2,034
Change in unrealized gain (loss) on investments	-	-	1,674	435	722	-	98,657	85,038
Reinvested capital gains	-	-	-	-	475	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(69,851)	(91,034)	1,619	408	879	-	104,169	83,197

Equity transactions:
Purchase payments received from contract owners (note 3)	70,356	673,637	-	-	-	-	2,051	997
Transfers between funds	(19,440)	141,602	3,000	9,344	19,722	-	(5,424)	368,090
Redemptions (note 3)	(1,059,774)	(4,586,831)	-	-	(6,815)	-	(33,948)	(14,043)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,191)	(1,731)	(8)	-	(25)	-	(113)	(89)
Contingent deferred sales charges (note 2)	(291)	(1,521)	-	-	-	-	(101)	(18)
Adjustments to maintain reserves	(15)	(131)	4	(2)	(2)	-	(8)	(16)

Net equity transactions	(1,010,355)	(3,774,975)	2,996	9,342	12,880	-	(37,543)	354,921

Net change in contract owners’ equity	(1,080,206)	(3,866,009)	4,615	9,750	13,759	-	66,626	438,118
Contract owners’ equity beginning of period	5,415,861	9,281,870	9,750	-	-	-	438,118	-

Contract owners’ equity end of period	$4,335,655	5,415,861	14,365	9,750	13,759	-	504,744	438,118

CHANGES IN UNITS:
Beginning units	477,214	806,754	725	-	-	-	35,630	-
Units purchased	13,402	97,617	225	725	1,499	-	152	36,885
Units redeemed	(103,160)	(427,157)	-	-	(538)	-	(2,955)	(1,255)

Ending units	387,456	477,214	950	725	961	-	32,827	35,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMV2		SCGF		SCVF		SCF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6	-	(5,810)	(5,123)	(5,290)	(4,904)	(14,613)	(13,277)
Realized gain (loss) on investments	-	-	(1,574)	(31,316)	(38,746)	(267,987)	(141,751)	(166,677)
Change in unrealized gain (loss) on investments	112	-	98,342	120,855	186,518	397,460	429,020	521,598
Reinvested capital gains	61	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	179	-	90,958	84,416	142,482	124,569	272,656	341,644

Equity transactions:
Purchase payments received from contract owners (note 3)	1,200	-	1,904	1,412	2,620	126	953	1,452
Transfers between funds	-	-	(1,265)	16,708	(6,426)	24,874	(9,846)	(9,732)
Redemptions (note 3)	-	-	(17,086)	(79,542)	(105,677)	(295,988)	(237,357)	(121,717)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(52)	(57)	(262)	(304)	(299)	(270)
Contingent deferred sales charges (note 2)	-	-	-	-	(48)	(96)	(54)	(251)
Adjustments to maintain reserves	2	-	(14)	(21)	4	(7)	1	(27)

Net equity transactions	1,202	-	(16,513)	(61,500)	(109,789)	(271,395)	(246,602)	(130,545)

Net change in contract owners’ equity	1,381	-	74,445	22,916	32,693	(146,826)	26,054	211,099
Contract owners’ equity beginning of period	-	-	399,070	376,154	656,117	802,943	1,357,977	1,146,878

Contract owners’ equity end of period	$1,381	-	473,515	399,070	688,810	656,117	1,384,031	1,357,977

CHANGES IN UNITS:
Beginning units	-	-	43,895	51,998	36,895	56,190	78,588	88,152
Units purchased	91	-	242	3,709	156	2,284	72	1,418
Units redeemed	-	-	(2,030)	(11,812)	(6,024)	(21,579)	(13,841)	(10,982)

Ending units	91	-	42,107	43,895	31,027	36,895	64,819	78,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GGTC		GGTC3		NVOLG1		EIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9)	(21)	(69)	(68)	(7,262)	(11)	279	(796)
Realized gain (loss) on investments	(148)	(16)	(162)	(111)	1,525	1	(14,911)	(33,414)
Change in unrealized gain (loss) on investments	203	705	619	2,259	29,951	639	55,716	99,804
Reinvested capital gains	-	-	-	-	2,438	139	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	46	668	388	2,080	26,652	768	41,084	65,594

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	6,917	-	520	12,065	908	1,684
Transfers between funds	(2,031)	-	(16,396)	3,494	9,336,098	-	9,213	45,001
Redemptions (note 3)	-	-	(28)	(98)	(74,261)	(4,444)	(51,526)	(38,360)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(5)	-	(8)	(54)	-	(89)	(83)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(9)
Adjustments to maintain reserves	-	(2)	(12)	11	(1)	(5)	27	(8)

Net equity transactions	(2,031)	(7)	(9,519)	3,399	9,262,302	7,616	(41,467)	8,225

Net change in contract owners’ equity	(1,985)	661	(9,131)	5,479	9,288,954	8,384	(383)	73,819
Contract owners’ equity beginning of period	1,985	1,324	9,131	3,652	8,384	-	330,403	256,584

Contract owners’ equity end of period	$-	1,985	-	9,131	9,297,338	8,384	330,020	330,403

CHANGES IN UNITS:
Beginning units	680	682	839	505	648	-	38,434	37,831
Units purchased	-	-	637	347	674,589	1,027	1,119	6,909
Units redeemed	(680)	(2)	(1,476)	(13)	(5,354)	(379)	(5,924)	(6,306)

Ending units	-	680	-	839	669,883	648	33,629	38,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVRE1		ACVIG		ACVI		ACVI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$115	50	686	22,981	16,287	9,321	2,393	1,485
Realized gain (loss) on investments	46	715	(20,276)	(103,244)	(18,933)	(53,125)	(9,531)	(58,798)
Change in unrealized gain (loss) on investments	2,901	544	97,203	149,130	183,996	462,275	32,909	118,201
Reinvested capital gains	1,972	51	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,034	1,360	77,613	68,867	181,350	418,471	25,771	60,888

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	11,007	1,882	-	-	3,169	2,564
Transfers between funds	5,300	14,684	13,780	(87,670)	(2,300)	(23,924)	1,346	(402)
Redemptions (note 3)	-	-	(88,954)	(191,301)	(219,252)	(94,785)	(40,842)	(181,761)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	-	(179)	(195)	(308)	(365)	(54)	(50)
Contingent deferred sales charges (note 2)	-	-	(51)	(87)	(1)	-	(2)	-
Adjustments to maintain reserves	6	(7)	(15)	(10)	7	(21)	(12)	(8)

Net equity transactions	5,301	14,677	(64,412)	(277,381)	(221,854)	(119,095)	(36,395)	(179,657)

Net change in contract owners’ equity	10,335	16,037	13,201	(208,514)	(40,504)	299,376	(10,624)	(118,769)
Contract owners’ equity beginning of period	16,037	-	676,685	885,199	1,717,807	1,418,431	268,476	387,245

Contract owners’ equity end of period	$26,372	16,037	689,886	676,685	1,677,303	1,717,807	257,852	268,476

CHANGES IN UNITS:
Beginning units	1,092	-	75,256	114,633	163,178	177,711	20,879	39,720
Units purchased	307	2,877	2,637	250	-	-	419	717
Units redeemed	-	(1,785)	(9,724)	(39,627)	(20,547)	(14,533)	(3,348)	(19,558)

Ending units	1,399	1,092	68,169	75,256	142,631	163,178	17,950	20,879

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		DVSCS		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(337)	(322)	2,798	81,426	(846)	1,258	(4,750)	(3,552)
Realized gain (loss) on investments	(87)	(548)	(378,219)	(555,085)	(18,440)	(23,672)	(42,272)	(108,504)
Change in unrealized gain (loss) on investments	6,290	9,490	507,239	758,023	40,873	25,942	156,293	352,226
Reinvested capital gains	-	-	-	-	-	18,133	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,866	8,620	131,818	284,364	21,587	21,661	109,271	240,170

Equity transactions:
Purchase payments received from contract owners (note 3)	1,374	1,373	9,914	15,518	157	364	1,913	9,195
Transfers between funds	13,616	-	(1,450,405)	(173,713)	(164)	(248)	(5,803)	(6,135)
Redemptions (note 3)	-	(1,769)	(385,911)	(560,117)	(39,984)	(9,200)	(100,815)	(148,051)
Annuity benefits	-	-	-	(6,377)	-	-	-	-
Contract maintenance charges (note 2)	(7)	(6)	(440)	(621)	(61)	(71)	(161)	(209)
Contingent deferred sales charges (note 2)	-	-	(167)	(907)	(15)	(73)	(4)	-
Adjustments to maintain reserves	(10)	(7)	48	129	2	(14)	30	(21)

Net equity transactions	14,973	(409)	(1,826,961)	(726,088)	(40,065)	(9,242)	(104,840)	(145,221)

Net change in contract owners’ equity	20,839	8,211	(1,695,143)	(441,724)	(18,478)	12,419	4,431	94,949
Contract owners’ equity beginning of period	33,862	25,651	1,695,143	2,136,867	115,588	103,169	944,757	849,808

Contract owners’ equity end of period	$54,701	33,862	-	1,695,143	97,110	115,588	949,188	944,757

CHANGES IN UNITS:
Beginning units	3,608	3,624	111,300	165,273	9,492	10,443	129,413	153,521
Units purchased	1,485	178	674	4,421	12	510	271	4,221
Units redeemed	(1)	(194)	(111,974)	(58,394)	(3,077)	(1,461)	(14,835)	(28,329)

Ending units	5,092	3,608	-	111,300	6,427	9,492	114,849	129,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DCAP		FQB		FCS		FEIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$8,478	13,672	54,979	95,955	(74,715)	(6,775)	5,947	21,066
Realized gain (loss) on investments	34,445	(35,738)	9,153	(113,999)	(1,049,443)	(217,532)	(256,290)	(385,119)
Change in unrealized gain (loss) on investments	74,427	131,290	38,084	298,763	1,870,154	1,774,783	614,214	1,073,612
Reinvested capital gains	-	81,822	-	-	-	1,458	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	117,350	191,046	102,216	280,719	745,996	1,551,934	363,871	709,559

Equity transactions:
Purchase payments received from contract owners (note 3)	996	12,102	6,019	7,506	44,519	42,700	15,472	31,889
Transfers between funds	9,877	(35,973)	40,292	225,972	(6,099,071)	26,854	(16,565)	17,797
Redemptions (note 3)	(215,795)	(226,344)	(483,722)	(661,972)	(734,125)	(970,041)	(647,015)	(622,771)
Annuity benefits	-	-	-	(14,366)	-	(8,852)	-	-
Contract maintenance charges (note 2)	(184)	(238)	(578)	(697)	(1,300)	(1,422)	(863)	(1,088)
Contingent deferred sales charges (note 2)	(17)	(496)	(267)	(5,898)	(120)	(861)	(187)	(879)
Adjustments to maintain reserves	(5)	(28)	(28)	38	31	90	27	(30)

Net equity transactions	(205,128)	(250,977)	(438,284)	(449,417)	(6,790,066)	(911,532)	(649,131)	(575,082)

Net change in contract owners’ equity	(87,778)	(59,931)	(336,068)	(168,698)	(6,044,070)	640,402	(285,260)	134,477
Contract owners’ equity beginning of period	1,036,969	1,096,900	1,606,200	1,774,898	6,044,070	5,403,668	3,212,867	3,078,390

Contract owners’ equity end of period	$949,191	1,036,969	1,270,132	1,606,200	-	6,044,070	2,927,607	3,212,867

CHANGES IN UNITS:
Beginning units	101,158	129,293	105,771	137,716	452,254	540,024	301,086	369,965
Units purchased	1,037	479	2,968	22,418	10,970	16,924	1,440	12,784
Units redeemed	(20,758)	(28,614)	(30,546)	(54,363)	(463,224)	(104,694)	(60,713)	(81,663)

Ending units	81,437	101,158	78,193	105,771	-	452,254	241,813	301,086

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGOS		FGS		FHIS		FOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,034)	(3,499)	(68,016)	(55,472)	53,769	41,611	(1,340)	4,923
Realized gain (loss) on investments	80,390	(15,628)	(240,382)	(709,951)	(19,983)	(89,093)	(20,440)	(38,661)
Change in unrealized gain (loss) on investments	2,842	143,834	1,411,155	1,980,868	68,124	277,319	103,137	203,282
Reinvested capital gains	-	-	18,198	4,348	-	-	1,468	2,482

Net increase (decrease) in contract owners’ equity resulting from operations	78,198	124,707	1,120,955	1,219,793	101,910	229,837	82,825	172,026

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	23,879	38,976	1,115	1,790	-	-
Transfers between funds	(418,412)	26,120	(3,446)	(264,286)	278,092	88,494	(30,000)	(27,177)
Redemptions (note 3)	(50,712)	(59,807)	(784,489)	(725,279)	(130,873)	(129,601)	(88,091)	(52,352)
Annuity benefits	-	-	-	(6,076)	-	-	-	-
Contract maintenance charges (note 2)	(93)	(98)	(1,346)	(1,501)	(257)	(359)	(113)	(131)
Contingent deferred sales charges (note 2)	-	-	(35)	(644)	(43)	(75)	(10)	-
Adjustments to maintain reserves	(2)	(26)	125	(27)	(3)	(20)	8	(15)

Net equity transactions	(469,219)	(33,811)	(765,312)	(958,837)	148,031	(39,771)	(118,206)	(79,675)

Net change in contract owners’ equity	(391,021)	90,896	355,643	260,956	249,941	190,066	(35,381)	92,351
Contract owners’ equity beginning of period	391,021	300,125	5,560,387	5,299,431	719,619	529,553	863,888	771,537

Contract owners’ equity end of period	$-	391,021	5,916,030	5,560,387	969,560	719,619	828,507	863,888

CHANGES IN UNITS:
Beginning units	59,776	65,920	770,987	927,408	64,454	67,240	83,463	92,927
Units purchased	-	5,801	3,492	10,778	26,662	20,493	-	-
Units redeemed	(59,776)	(11,945)	(103,850)	(167,199)	(13,695)	(23,279)	(11,618)	(9,464)

Ending units	-	59,776	670,629	770,987	77,421	64,454	71,845	83,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FOSR		FVSS		LPVCII		SBTRP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(501)	1,453	(3,200)	(281)	20,803	21,737	7,978	(3,514)
Realized gain (loss) on investments	(30,113)	(39,526)	(7,605)	(6,350)	(259,506)	(201,054)	(287,927)	(548,492)
Change in unrealized gain (loss) on investments	51,165	83,914	89,661	52,508	325,563	403,495	768,772	1,419,963
Reinvested capital gains	380	678	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,931	46,519	78,856	45,877	86,860	224,178	488,823	867,957

Equity transactions:
Purchase payments received from contract owners (note 3)	4,293	(3,022)	38,310	-	3,103	3,040	10,142	20,551
Transfers between funds	(16,372)	14,454	(4,264)	206,066	207	21,465	(23,111)	(19,477)
Redemptions (note 3)	(34,885)	(24,581)	(6,966)	(3,406)	(421,024)	(214,811)	(649,233)	(672,688)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(114)	(127)	(37)	(31)	(507)	(634)	(916)	(1,101)
Contingent deferred sales charges (note 2)	(25)	(42)	-	-	(336)	(615)	(184)	(673)
Adjustments to maintain reserves	(11)	(38)	(19)	(6)	20	(24)	5	(47)

Net equity transactions	(47,114)	(13,356)	27,024	202,623	(418,537)	(191,579)	(663,297)	(673,435)

Net change in contract owners’ equity	(26,183)	33,163	105,880	248,500	(331,677)	32,599	(174,474)	194,522
Contract owners’ equity beginning of period	240,070	206,907	301,670	53,170	1,246,851	1,214,252	3,957,515	3,762,993

Contract owners’ equity end of period	$213,887	240,070	407,550	301,670	915,174	1,246,851	3,783,041	3,957,515

CHANGES IN UNITS:
Beginning units	18,076	19,429	25,734	7,039	160,306	189,183	522,000	633,084
Units purchased	504	3,205	3,009	19,264	511	6,744	1,475	7,822
Units redeemed	(4,127)	(4,558)	(859)	(569)	(54,515)	(35,621)	(89,468)	(118,906)

Ending units	14,453	18,076	27,884	25,734	106,302	160,306	434,007	522,000

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBVI		SBVHY		AMGP		AMCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$22,509	7,980	46,041	53,834	(1,241)	(416)	(16,017)	(14,531)
Realized gain (loss) on investments	38,631	(116,084)	(25,683)	(112,859)	24,083	6,831	51,516	(64,117)
Change in unrealized gain (loss) on investments	48,053	462,966	61,257	318,596	(5,601)	26,086	245,657	346,231
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	109,193	354,862	81,615	259,571	17,241	32,501	281,156	267,583

Equity transactions:
Purchase payments received from contract owners (note 3)	3,423	6,630	1,468	34,284	100	97	7,464	7,996
Transfers between funds	2,173	(17,041)	(563)	7,235	-	(1,290)	(1,459)	(27,018)
Redemptions (note 3)	(419,469)	(462,080)	(117,789)	(202,987)	(93,419)	(57,979)	(156,438)	(359,937)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(398)	(570)	(247)	(239)	(40)	(49)	(341)	(354)
Contingent deferred sales charges (note 2)	(259)	(578)	(196)	(154)	(127)	-	(14)	(221)
Adjustments to maintain reserves	(7)	(45)	(18)	(10)	5	(23)	(1)	(9)

Net equity transactions	(414,537)	(473,684)	(117,345)	(161,871)	(93,481)	(59,244)	(150,789)	(379,543)

Net change in contract owners’ equity	(305,344)	(118,822)	(35,730)	97,700	(76,240)	(26,743)	130,367	(111,960)
Contract owners’ equity beginning of period	1,902,529	2,021,351	678,338	580,638	163,954	190,697	1,122,291	1,234,251

Contract owners’ equity end of period	$1,597,185	1,902,529	642,608	678,338	87,714	163,954	1,252,658	1,122,291

CHANGES IN UNITS:
Beginning units	159,628	208,194	39,317	51,620	13,539	20,135	99,616	142,153
Units purchased	481	742	92	4,158	8	10	681	900
Units redeemed	(35,949)	(49,308)	(6,538)	(16,461)	(7,375)	(6,606)	(12,948)	(43,437)

Ending units	124,160	159,628	32,871	39,317	6,172	13,539	87,349	99,616

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTP		AMSRS		OVGR		OVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,650)	5,108	(60)	53	(31,036)	(28,481)	(8,264)	17,626
Realized gain (loss) on investments	(151,056)	(71,221)	(1,558)	(7,372)	496,844	(108,799)	4,142	(182,479)
Change in unrealized gain (loss) on investments	214,412	199,091	2,635	11,532	(296,986)	1,080,449	418,441	868,244
Reinvested capital gains	-	49,095	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	59,706	182,073	1,017	4,213	168,822	943,169	414,319	703,391

Equity transactions:
Purchase payments received from contract owners (note 3)	18,437	16,661	-	-	19,932	29,812	7,218	31,266
Transfers between funds	3,553	17,974	-	(5,864)	(2,793,570)	(52,646)	(2,748)	(82,809)
Redemptions (note 3)	(157,652)	(59,660)	(6,379)	(7,994)	(369,246)	(369,482)	(516,541)	(578,059)
Annuity benefits	-	-	-	-	-	(6,486)	-	-
Contract maintenance charges (note 2)	(42)	(32)	-	-	(894)	(1,040)	(803)	(992)
Contingent deferred sales charges (note 2)	(137)	(39)	-	-	(80)	(483)	(92)	(1,333)
Adjustments to maintain reserves	(4)	(14)	(7)	5	(5)	40	110	(38)

Net equity transactions	(135,845)	(25,110)	(6,386)	(13,853)	(3,143,863)	(400,285)	(512,856)	(631,965)

Net change in contract owners’ equity	(76,139)	156,963	(5,369)	(9,640)	(2,975,041)	542,884	(98,537)	71,426
Contract owners’ equity beginning of period	501,641	344,678	9,012	18,652	2,975,041	2,432,157	3,268,914	3,197,488

Contract owners’ equity end of period	$425,502	501,641	3,643	9,012	-	2,975,041	3,170,377	3,268,914

CHANGES IN UNITS:
Beginning units	41,255	43,622	823	2,210	292,665	340,114	364,593	451,093
Units purchased	1,911	4,693	-	14	2,083	6,019	777	3,884
Units redeemed	(12,483)	(7,060)	(548)	(1,401)	(294,748)	(53,468)	(56,500)	(90,384)

Ending units	30,683	41,255	275	823	-	292,665	308,870	364,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVAG		VWEMR		VWEM		VWHAR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(22,046)	(19,714)	(1,732)	(1,621)	(4,032)	(4,335)	(3,424)	(2,903)
Realized gain (loss) on investments	(36,575)	(77,458)	3,638	(236,411)	(19,950)	(28,991)	(3,748)	(11,540)
Change in unrealized gain (loss) on investments	425,520	482,949	46,709	318,110	137,673	260,446	91,934	114,150
Reinvested capital gains	-	-	-	4,543	-	22,309	-	1,064

Net increase (decrease) in contract owners’ equity resulting from operations	366,899	385,777	48,615	84,621	113,691	249,429	84,762	100,771

Equity transactions:
Purchase payments received from contract owners (note 3)	9,889	27,373	1,420	-	-	-	549	-
Transfers between funds	(17,487)	(7,083)	2,800	66,361	(2,130)	(5,997)	43,865	60,785
Redemptions (note 3)	(225,625)	(141,057)	(871)	(109,329)	(19,795)	(6,580)	(25,442)	(11,987)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(468)	(518)	(54)	(64)	(70)	(62)	(38)	(56)
Contingent deferred sales charges (note 2)	(46)	(185)	-	-	-	-	-	-
Adjustments to maintain reserves	(40)	(35)	(9)	(13)	(2)	(16)	(5)	(39)

Net equity transactions	(233,777)	(121,505)	3,286	(43,045)	(21,997)	(12,655)	18,929	48,703

Net change in contract owners’ equity	133,122	264,272	51,901	41,576	91,694	236,774	103,691	149,474
Contract owners’ equity beginning of period	1,601,885	1,337,613	194,254	152,678	468,845	232,071	321,553	172,079

Contract owners’ equity end of period	$1,735,007	1,601,885	246,155	194,254	560,539	468,845	425,244	321,553

CHANGES IN UNITS:
Beginning units	230,821	252,007	8,682	14,358	16,891	17,574	11,871	9,873
Units purchased	1,409	6,936	239	8,302	-	-	1,744	2,640
Units redeemed	(33,309)	(28,122)	(126)	(13,978)	(744)	(683)	(1,297)	(642)

Ending units	198,921	230,821	8,795	8,682	16,147	16,891	12,318	11,871

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWHA		SGRF		JPMCVP		WGIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(487)	(459)	-	(1,579)	-	896	-	1,314
Realized gain (loss) on investments	327	(3,862)	-	(123,116)	-	(26,813)	-	(19,492)
Change in unrealized gain (loss) on investments	12,168	22,252	-	136,455	-	24,153	-	22,719
Reinvested capital gains	-	246	-	-	-	97	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,008	18,177	-	11,760	-	(1,667)	-	4,541

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	16,335	-	-	-	-
Transfers between funds	-	-	-	(391,133)	-	(43,618)	-	(26,820)
Redemptions (note 3)	(4,902)	(10,175)	-	(20,332)	-	(1,462)	-	(531)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(35)	-	(8)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	15	(28)	-	(7)	-	(8)	-	(1)

Net equity transactions	(4,887)	(10,203)	-	(395,172)	-	(45,096)	-	(27,352)

Net change in contract owners’ equity	7,121	7,974	-	(383,412)	-	(46,763)	-	(22,811)
Contract owners’ equity beginning of period	47,765	39,791	-	383,412	-	46,763	-	22,811

Contract owners’ equity end of period	$54,886	47,765	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,313	1,699	-	71,928	-	4,980	-	2,623
Units purchased	-	-	-	3,141	-	-	-	-
Units redeemed	(129)	(386)	-	(75,069)	-	(4,980)	-	(2,623)

Ending units	1,184	1,313	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

CREDIT SUISSE ASSET MANAGEMENT

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)*

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Mid Cap Growth Portfolio - Class I (MSVMG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)*

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Technology & Communications Fund - Class I (GGTC)*

NVIT Technology & Communications Fund - Class III (GGTC3)*

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

High Income Bond Fund II - Primary Shares (FHIB)*

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)*

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)*

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)

ClearBridge Variable Investors Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

MidCap Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

*At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

Nationwide (or The Company) allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 8 Options	America’s Vision	America’s Vision Plus
Variable Account Charges - Recurring	1.40%	1.40%
Beneficiary Protector Option	-	0.40%
Upon annuitant death, in addition to any death benefit pyable, an additional amount will be credited

Maximum Variable Account Charges*	1.40%	1.80%

*	When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	WSCP	JPMMV1	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS

1.4%	$974,625	$267	$1,526	$13,905	$1,149	$5,515	$8,421	$15,954
1.8%	2,153	-	-	223	-	-	-	-

Totals	$976,778	$267	$1,526	$14,128	$1,149	$5,515	$8,421	$15,954

	MSEM	MSVRE	NVAMV1	HIBF	GEM3	GIG	GIG3	GEF

1.4%	$303	$11,341	$1,176	$4,660	$6,247	$49	$1,155	$2,898
1.8%	-	-	6	-	-	-	-	-

	$303	$11,341	$1,182	$4,660	$6,247	$49	$1,155	$2,898

	GEF3	NVNMO1	NVCBD1	TRF	GBF	CAF	GVIDA	GVIDC

1.4%	$713	$398	$304	$27,874	$61,518	$4,104	$447	$13,310
1.8%	-	-	-	81	104	-	-	-

	$713	$398	$304	$27,955	$61,622	$4,104	$447	$13,310

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3	NVMLG1	NVMMG1

1.4%	$25,007	$16,540	$17,805	$34,354	$69,857	$171	$135	$6,313
1.8%	-	-	-	108	-	-	-	-

	$25,007	$16,540	$17,805	$34,462	$69,857	$171	$135	$6,313

	NVMMV2	SCGF	SCVF	SCF	GGTC	GGTC3	NVOLG1	EIF

1.4%	$6	$5,810	$9,157	$18,252	$9	$69	$7,666	$4,474
1.8%	-	-	-	-	-	-	20	-

	$6	$5,810	$9,157	$18,252	$9	$69	$7,686	$4,474

	NVRE1	ACVIG	ACVI	ACVI3	ACVU1	ACVV	DVSCS	DSRG

1.4%	$295	$9,207	$22,547	$3,409	$512	$20,111	$1,546	$12,668
1.8%	-	-	-	-	-	91	-	-

	$295	$9,207	$22,547	$3,409	$512	$20,202	$1,546	$12,668

	DCAP	FQB	FCS	FEIS	FGOS	FGS	FHIS	FOS

1.4%	$13,216	$20,235	$77,422	$41,821	$5,034	$77,014	$12,382	$11,325
1.8%	83	97	234	349	-	288	96	-

	$13,299	$20,332	$77,656	$42,170	$5,034	$77,302	$12,478	$11,325

	FOSR	FVSS	LPVCII	SBTRP	SBVI	SBVHY	AMGP	AMCG

1.4%	$3,083	$4,824	$14,381	$51,778	$23,298	$9,311	$1,573	$16,017
1.8%	-	-	69	46	-	-	-	-

	$3,083	$4,824	$14,450	$51,824	$23,298	$9,311	$1,573	$16,017

	AMTP	AMSRS	OVGR	OVGI	OVAG	VWEMR	VWEM	VWHAR

1.4%	$6,727	$61	$35,895	$43,197	$21,940	$2,909	$6,815	$4,555
1.8%	-	-	71	81	106	-	-	-

	$6,727	$61	$35,966	$43,278	$22,046	$2,909	$6,815	$4,555

	VWHA

1.4%	$658
1.8%	-

	$658

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $385,630 and $935,507, respectively, and total transfers from the Account to the fixed account were $1,033,854 and $3,998,571, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $95,046 and $211,199 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$70,199,127	0	$70,199,127

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases of Investments	Sales of Investments
U.S. Equity Flex I Portfolio (WSCP)	$15,583	$17,826
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,497	2,177
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	75,134	142,068
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	17,702	19,507
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	95,705	98,931
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	71,067	73,980
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	115,363	236,152
Emerging Markets Debt Portfolio - Class I (MSEM)	2,236	2,247
U.S. Real Estate Portfolio - Class I (MSVRE)	502,746	207,248
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	9,573	9,722
Federated NVIT High Income Bond Fund - Class I (HIBF)	32,656	27,423
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	144,323	78,024
Gartmore NVIT International Equity Fund - Class I (GIG)	5,457	6,575
Gartmore NVIT International Equity Fund - Class III (GIG3)	74,988	45,493
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	33,905	32,979
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	40,101	25,179
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	7,533	8,627
NVIT Core Bond Fund - Class I (NVCBD1)	1,073	1,108
NVIT Fund - Class I (TRF)	364,952	302,720
NVIT Government Bond Fund - Class I (GBF)	1,216,526	1,251,498
NVIT Growth Fund - Class I (CAF)	43,959	48,813
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	55,079	49,292
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	353,929	340,604
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	520,613	447,122
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	237,661	193,960
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	296,567	269,888
NVIT Mid Cap Index Fund - Class I (MCIF)	322,823	438,263
NVIT Money Market Fund - Class I (SAM)	1,352,415	1,352,415
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	164	178
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	7,157	6,968
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	33,144	44,969
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	6	6
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	24,887	23,313
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	158,454	119,708
NVIT Multi-Manager Small Company Fund - Class I (SCF)	406,647	264,896
NVIT Technology & Communications Fund - Class I (GGTC)	2,190	2,042
NVIT Technology & Communications Fund - Class III (GGTC3)	16,660	16,498
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	79,737	81,262
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	71,087	56,176

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	253	299
VP Income & Growth Fund - Class I (ACVIG)	114,716	94,440
VP International Fund - Class I (ACVI)	263,337	244,404
VP International Fund - Class III (ACVI3)	51,137	41,606
VP Ultra(R) Fund - Class I (ACVU1)	548	461
VP Value Fund - Class I (ACVV)	2,232,708	1,854,489
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	60,113	41,673
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	161,416	119,144
Appreciation Portfolio - Initial Shares (DCAP)	193,956	228,401
Quality Bond Fund II - Primary Shares (FQB)	489,015	498,168
VIP Fund - Contrafund Portfolio - Service Class (FCS)	8,042,020	6,992,577
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	948,899	692,609
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	393,877	474,267
VIP Fund - Growth Portfolio - Service Class (FGS)	1,088,752	848,370
VIP Fund - High Income Portfolio - Service Class (FHIS)	193,244	173,261
VIP Fund - Overseas Portfolio - Service Class (FOS)	149,986	129,546
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	83,143	53,030
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	22,673	15,068
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)	693,647	434,141
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)	1,009,603	721,676
ClearBridge Variable Investors Portfolio - Class I (SBVI)	400,516	439,147
Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)	152,632	126,949
Guardian Portfolio - I Class Shares (AMGP)	71,010	95,093
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	122,386	173,902
Partners Portfolio - I Class Shares (AMTP)	317,505	166,449
Socially Responsive Portfolio - I Class Shares (AMSRS)	8,003	6,445
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,693,117	3,189,961
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	552,224	556,366
MidCap Fund/VA - Non-Service Shares (OVAG)	292,876	256,301
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	2,450	6,088
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	48,775	28,825
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	45,830	42,082
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	5,236	5,563

Total	$27,716,902	$25,096,658

(5) Financial Highlights

The Company offers two variable annuity products through the Account, one of which provides an optional feature and associated fee that is assessed to the contract owner. The election of this feature results in an increase to the contract expense rate. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based up on whether the option was elected and utilized as of the balance sheet date. The unit fair values and total returns associated with these two contract expense rates are also disclosed as a range below.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex I Portfolio (WSCP)
2010	1.40%	1,118	$12.23	$13,675	0.15%	12.86%
2009	1.40%	2,665	10.84	28,885	0.00%	8.38%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	1.40%	9,764	14.28	139,423	1.07%	21.73%
2009	1.40%	7,906	11.73	92,730	0.00%	24.92%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	1.40% to 1.80%	102,419	9.77 to 12.22	1,003,485	0.22%	4.99% to 4.56%
2009	1.40% to 1.80%	115,171	9.31 to 11.69	1,074,858	0.01%	43.97% to 43.39%
2008	1.40% to 1.80%	145,502	6.47 to 8.15	942,783	0.01%	-45.09% to -45.31%
2007	1.40% to 1.80%	201,817	11.78 to 14.90	2,380,341	0.16%	34.71% to 34.16%
2006	1.40% to 1.80%	285,849	8.74 to 11.11	2,501,664	0.14%	7.59% to 7.16%
Janus Aspen Series - Global Technology Portfolio -Service II Shares (JAGTS2)
2010	1.40%	5,778	15.08	87,157	0.00%	22.78%
2009	1.40%	4,934	12.29	60,619	0.00%	54.90%
2008	1.40%	3,064	7.93	24,303	0.09%	-44.68%
2007	1.40%	3,085	14.34	44,235	0.32%	20.04%
2006	1.40%	3,489	11.94	41,676	0.00%	6.43%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	1.40%	80,884	5.05	408,213	0.00%	22.66%
2009	1.40%	103,529	4.11	425,982	0.00%	54.70%
2008	1.40%	125,001	2.66	332,472	0.08%	-44.76%
2007	1.40%	161,814	4.81	779,091	0.31%	19.99%
2006	1.40%	210,813	4.01	845,943	0.00%	6.32%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	1.40%	23,676	29.29	693,499	0.54%	23.28%
2009	1.40%	23,977	23.76	569,661	0.42%	76.57%
2008	1.40%	32,703	13.46	440,068	2.66%	-52.88%
2007	1.40%	32,485	28.56	927,720	0.50%	26.27%
2006	1.40%	30,190	22.62	682,799	2.11%	44.65%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	1.40%	70,886	16.72	1,184,973	0.52%	23.27%
2009	1.40%	87,200	13.56	1,182,511	0.41%	76.57%
2008	1.40%	107,536	7.68	825,917	1.02%	-52.90%
2007	1.40%	173,906	16.31	2,835,769	0.44%	26.22%
2006	1.40%	224,260	12.92	2,897,268	1.85%	44.58%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	1.40%	740	29.42	21,774	4.02%	8.21%
2009	1.40%	809	27.19	21,998	7.30%	28.39%
2008	1.40%	1,466	21.18	31,049	5.79%	-16.17%
2007	1.40%	3,770	25.26	95,246	6.65%	5.03%
2006	1.40%	4,548	24.05	109,395	8.46%	9.26%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.40%	26,156	30.54	798,708	2.15%	28.14%
2009	1.40%	33,215	23.83	791,531	3.19%	26.56%
2008	1.40%	39,261	18.83	739,286	3.37%	-38.77%
2007	1.40%	52,917	30.75	1,627,283	1.16%	-18.24%
2006	1.40%	71,940	37.61	2,705,768	1.15%	36.12%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	1.40% to 1.80%	105,148	13.93 to 13.83	1,464,159	0.15%	11.88% to 11.42%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	1.40%	20,941	16.20	339,323	8.64%	11.57%
2009	1.40%	21,012	14.52	305,164	8.49%	43.96%
2008	1.40%	64,035	10.09	646,032	8.87%	-29.00%
2007	1.40%	79,369	14.21	1,127,764	9.54%	1.68%
2006	1.40%	54,324	13.97	759,120	7.68%	9.06%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	1.40%	16,310	28.26	460,956	0.07%	14.59%
2009	1.40%	18,346	24.66	452,457	1.29%	61.20%
2008	1.40%	13,819	15.30	211,426	1.05%	-58.42%
2007	1.40%	20,688	36.80	761,263	0.69%	43.50%
2006	1.40%	18,628	25.64	477,668	0.74%	34.74%
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	1.40%	261	11.72	3,058	0.73%	11.71%
2009	1.40%	932	10.49	9,775	1.12%	27.91%
2008	1.40%	983	8.20	8,061	1.39%	-46.81%
2007	1.40%	1,030	15.42	15,880	0.39%	25.36%
2006	1.40%	1,072	12.30	13,185	1.12%	31.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	1.40%	3,244	$18.72	$60,732	0.70%	11.69%
2009	1.40%	5,931	16.76	99,389	1.07%	27.86%
2008	1.40%	7,691	13.11	100,802	1.11%	-46.80%
2007	1.40%	14,533	24.63	358,015	0.46%	25.36%
2006	1.40%	17,615	19.65	346,155	1.22%	31.10%
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	1.40%	19,003	11.39	216,404	1.02%	9.90%
2009	1.40%	21,966	10.36	227,636	1.05%	23.25%
2008	1.40%	24,085	8.41	202,495	0.70%	-45.12%
2007	1.40%	33,398	15.32	511,674	0.35%	18.21%
2006	1.40%	61,664	12.96	799,176	0.83%	24.12%
Gartmore NVIT Worldwide Leaders Fund -Class III (GEF3)
2010	1.40%	2,207	19.83	43,761	0.93%	9.80%
2009	1.40%	3,547	18.06	64,051	1.02%	23.25%
2008	1.40%	4,793	14.65	70,225	0.59%	-45.11%
2007	1.40%	10,842	26.69	289,389	0.47%	18.25%
2006	1.40%	13,938	22.57	314,600	0.89%	24.06%
Neuberger Berman NVIT Multi Cap Opportunities Fund -Class I (NVNMO1)
2010	1.40%	1,594	15.19	24,211	0.17%	13.99%
2009	1.40%	2,164	13.32	28,835	0.10%	33.25%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2010	1.40%	2,156	11.04	23,797	2.93%	5.56%
2009	1.40%	236	10.46	2,468	1.26%	4.57%	*
NVIT Fund - Class I (TRF)
2010	1.40% to 1.80%	199,343	10.20 to 10.04	2,033,729	1.00%	11.86% to 11.41%
2009	1.40% to 1.80%	228,796	9.12 to 9.01	2,086,719	1.33%	24.33% to 23.83%
2008	1.40% to 1.80%	289,598	7.34 to 7.28	2,124,296	1.35%	-42.37% to -42.61%
2007	1.40% to 1.80%	418,780	12.73 to 12.68	5,331,025	1.03%	6.66% to 6.22%
2006	1.40% to 1.80%	647,330	11.94	7,726,147	1.05%	12.04% to 11.59%
NVIT Government Bond Fund - Class I (GBF)
2010	1.40% to 1.80%	242,160	15.91 to 13.67	3,851,533	2.87%	3.31% to 2.90%
2009	1.40% to 1.80%	313,063	15.40 to 13.29	4,819,729	3.33%	1.25% to 0.84%
2008	1.40% to 1.80%	382,890	15.21 to 13.18	5,822,009	4.09%	6.21% to 5.78%
2007	1.40% to 1.80%	575,308	14.32 to 12.46	8,236,653	4.38%	5.65% to 5.22%
2006	1.40% to 1.80%	866,835	13.55 to 11.84	11,747,092	4.00%	1.90% to 1.49%
NVIT Growth Fund - Class I (CAF)
2010	1.40%	48,442	6.38	308,852	0.62%	17.58%
2009	1.40%	55,242	5.42	299,548	0.56%	31.60%
2008	1.40%	66,745	4.12	275,011	0.26%	-39.57%
2007	1.40%	91,019	6.82	620,557	0.16%	17.86%
2006	1.40%	161,590	5.78	934,739	0.05%	4.69%
NVIT Investor Destinations Aggressive Fund -Class II (GVIDA)
2010	1.40%	1,917	13.60	26,062	1.47%	13.03%
2009	1.40%	5,743	12.03	69,079	0.87%	25.42%
2008	1.40%	37,891	9.59	363,379	2.08%	-37.73%
2007	1.40%	37,830	15.40	582,603	2.13%	4.47%
2006	1.40%	43,676	14.74	643,874	2.06%	15.24%
NVIT Investor Destinations Conservative Fund -Class II (GVIDC)
2010	1.40%	71,864	12.55	902,251	2.24%	4.41%
2009	1.40%	88,182	12.02	1,060,358	1.86%	7.56%
2008	1.40%	103,509	11.18	1,157,205	3.39%	-7.34%
2007	1.40%	121,780	12.07	1,469,295	3.42%	3.90%
2006	1.40%	126,499	11.61	1,468,971	2.93%	4.68%
NVIT Investor Destinations Moderate Fund -Class II (GVIDM)
2010	1.40%	135,599	13.33	1,807,518	1.97%	9.36%
2009	1.40%	160,995	12.19	1,962,338	1.53%	17.47%
2008	1.40%	194,274	10.38	2,015,847	2.73%	-24.27%
2007	1.40%	247,024	13.70	3,384,735	2.68%	4.17%
2006	1.40%	287,318	13.15	3,779,167	2.43%	9.80%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	1.40%	89,206	13.63	1,216,023	1.91%	11.26%
2009	1.40%	99,881	12.25	1,223,795	1.31%	22.65%
2008	1.40%	116,524	9.99	1,164,046	2.41%	-32.35%
2007	1.40%	145,002	14.77	2,141,309	2.17%	4.66%
2006	1.40%	195,073	14.11	2,752,563	2.19%	12.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	1.40%	97,147	$13.12	$1,274,524	2.12%	7.00%
2009	1.40%	112,396	12.26	1,378,132	1.74%	12.96%
2008	1.40%	126,164	10.85	1,369,506	3.03%	-16.23%
2007	1.40%	171,697	12.96	2,224,964	2.83%	4.37%
2006	1.40%	205,910	12.42	2,556,610	2.74%	6.91%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	1.40% to 1.80%	119,764	21.83 to 15.92	2,612,416	1.24%	24.44% to 23.93%
2009	1.40% to 1.80%	141,185	17.55 to 12.85	2,475,173	0.98%	34.84% to 34.29%
2008	1.40% to 1.80%	164,438	13.01 to 9.57	2,138,144	1.21%	-37.35% to -37.61%
2007	1.40% to 1.80%	236,524	20.77 to 15.33	4,910,275	1.40%	6.05% to 5.61%
2006	1.40% to 1.80%	385,488	19.59 to 14.52	7,548,052	1.14%	8.36% to 7.92%
NVIT Money Market Fund - Class I (SAM)
2010	1.40%	387,456	11.19	4,335,655	0.00%	-1.40%
2009	1.40%	477,214	11.35	5,415,861	0.05%	-1.36%
2008	1.40%	806,754	11.51	9,281,870	1.98%	0.62%
2007	1.40%	750,179	11.43	8,577,361	4.79%	3.32%
2006	1.40%	805,231	11.07	8,911,170	4.32%	3.07%
NVIT Multi-Manager International Growth Fund -Class III (NVMIG3)
2010	1.40%	950	15.12	14,365	0.85%	12.44%
2009	1.40%	725	13.45	9,750	0.00%	34.48%	*
NVIT Multi-Manager Large Cap Growth Fund -Class I (NVMLG1)
2010	1.40%	961	14.32	13,759	0.04%	13.89%
NVIT Multi-Manager Mid Cap Growth Fund -Class I (NVMMG1)
2010	1.40%	32,827	15.38	504,744	0.00%	25.04%
2009	1.40%	35,630	12.30	438,118	0.00%	22.96%	*
NVIT Multi-Manager Mid Cap Value Fund -Class II (NVMMV2)
2010	1.40%	91	15.18	1,381	1.33%	17.96%
NVIT Multi-Manager Small Cap Growth Fund -Class I (SCGF)
2010	1.40%	42,107	11.25	473,515	0.00%	23.69%
2009	1.40%	43,895	9.09	399,070	0.00%	25.68%
2008	1.40%	51,998	7.23	376,154	0.00%	-47.17%
2007	1.40%	71,209	13.69	975,090	0.00%	8.21%
2006	1.40%	91,311	12.65	1,155,536	0.00%	1.77%
NVIT Multi-Manager Small Cap Value Fund -Class I (SCVF)
2010	1.40%	31,027	22.20	688,810	0.60%	24.83%
2009	1.40%	36,895	17.78	656,117	0.55%	24.45%
2008	1.40%	56,190	14.29	802,943	1.05%	-33.10%
2007	1.40%	82,598	21.36	1,764,384	1.03%	-8.21%
2006	1.40%	134,121	23.27	3,121,058	0.44%	15.66%
NVIT Multi-Manager Small Company Fund -Class I (SCF)
2010	1.40%	64,819	21.35	1,384,031	0.28%	23.57%
2009	1.40%	78,588	17.28	1,357,977	0.27%	32.82%
2008	1.40%	88,152	13.01	1,146,878	0.75%	-39.06%
2007	1.40%	125,923	21.35	2,688,180	0.08%	0.69%
2006	1.40%	189,550	21.20	4,018,570	0.10%	10.47%
NVIT Technology & Communications Fund -Class I (GGTC)
2009	1.40%	680	2.92	1,985	0.00%	50.33%
2008	1.40%	682	1.94	1,324	0.00%	-49.29%
2007	1.40%	684	3.83	2,619	0.00%	18.40%
2006	1.40%	701	3.23	2,267	0.00%	9.62%
NVIT Technology & Communications Fund -Class III (GGTC3)
2009	1.40%	839	10.87	9,131	0.00%	50.31%
2008	1.40%	505	7.23	3,652	0.00%	-49.31%
2007	1.40%	2,002	14.27	28,561	0.00%	18.49%
2006	1.40%	529	12.04	6,369	0.00%	9.53%
Oppenheimer NVIT Large Cap Growth Fund -Class I (NVOLG1)
2010	1.40% to 1.80%	669,883	13.88 to 13.79	9,297,338	0.06%	7.28% to 6.84%
2009	1.40%	648	12.94	8,384	0.10%	29.38%	*
Van Kampen NVIT Comstock Value Fund -Class I (EIF)
2010	1.40%	33,629	9.81	330,020	1.51%	14.15%
2009	1.40%	38,434	8.60	330,403	1.11%	26.75%
2008	1.40%	37,831	6.78	256,584	1.89%	-37.87%
2007	1.40%	60,057	10.92	655,659	1.83%	-3.59%
2006	1.40%	104,599	11.32	1,184,497	1.67%	14.29%
Van Kampen NVIT Real Estate Fund -Class I (NVRE1)
2010	1.40%	1,399	18.85	26,372	1.95%	28.36%
2009	1.40%	1,092	14.69	16,037	0.80%	46.86%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2010	1.40%	68,169	$10.12	$689,886	1.52%	12.55%
2009	1.40%	75,256	8.99	676,685	4.75%	16.44%
2008	1.40%	114,633	7.72	885,199	2.15%	-35.50%
2007	1.40%	160,096	11.97	1,916,808	2.10%	-1.47%
2006	1.40%	229,072	12.15	2,783,682	1.83%	15.45%
VP International Fund - Class I (ACVI)
2010	1.40%	142,631	11.76	1,677,303	2.44%	11.71%
2009	1.40%	163,178	10.53	1,717,807	2.04%	31.89%
2008	1.40%	177,711	7.98	1,418,431	0.87%	-45.60%
2007	1.40%	249,312	14.67	3,657,774	0.79%	16.40%
2006	1.40%	397,165	12.60	5,006,209	1.64%	23.28%
VP International Fund - Class III (ACVI3)
2010	1.40%	17,950	14.36	257,852	2.40%	11.71%
2009	1.40%	20,879	12.86	268,476	1.97%	31.89%
2008	1.40%	39,720	9.75	387,245	0.86%	-45.60%
2007	1.40%	56,154	17.92	1,006,323	0.69%	16.40%
2006	1.40%	59,602	15.40	917,660	1.53%	23.28%
VP Ultra(R) Fund - Class I (ACVU1)
2010	1.40%	5,092	10.74	54,701	0.47%	14.46%
2009	1.40%	3,608	9.39	33,862	0.28%	32.60%
2008	1.40%	3,624	7.08	25,651	0.00%	-42.30%
2007	1.40%	5,616	12.27	68,894	0.00%	19.31%
2006	1.40%	4,734	10.28	48,674	0.00%	-4.63%
VP Value Fund - Class I (ACVV)
2009	1.40% to 1.80%	111,300	15.24 to 12.39	1,695,143	5.79%	18.19% to 17.71%
2008	1.40% to 1.80%	165,273	12.90 to 10.52	2,130,331	2.55%	-27.80% to -28.10%
2007	1.40% to 1.80%	219,882	17.86 to 14.63	3,926,114	1.76%	-6.47% to -6.86%
2006	1.40% to 1.80%	319,026	19.10 to 15.71	6,091,392	1.36%	17.00% to 16.52%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2010	1.40%	6,427	15.11	97,110	0.65%	24.07%
2009	1.40%	9,492	12.18	115,588	2.64%	23.28%
2008	1.40%	10,443	9.88	103,169	0.96%	-31.88%
2007	1.40%	19,788	14.50	286,989	0.42%	-2.05%
2006	1.40%	34,748	14.81	514,522	0.43%	12.81%
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares (DSRG)
2010	1.40%	114,849	8.26	949,188	0.89%	13.21%
2009	1.40%	129,413	7.30	944,757	1.00%	31.88%
2008	1.40%	153,521	5.54	849,808	0.79%	-35.34%
2007	1.40%	218,051	8.56	1,866,827	0.58%	6.27%
2006	1.40%	325,427	8.06	2,621,778	0.11%	7.68%
Appreciation Portfolio - Initial Shares (DCAP)
2010	1.40% to 1.80%	81,437	11.66 to 10.72	949,191	2.33%	13.70% to 13.24%
2009	1.40% to 1.80%	101,158	10.26 to 9.46	1,036,969	2.75%	20.84% to 20.35%
2008	1.40% to 1.80%	129,293	8.49 to 7.86	1,096,900	2.06%	-30.54% to -30.82%
2007	1.40% to 1.80%	170,608	12.22 to 11.37	2,083,939	1.77%	5.62% to 5.19%
2006	1.40% to 1.80%	268,085	11.57 to 10.81	3,100,491	1.58%	14.85% to 14.39%
Quality Bond Fund II - Primary Shares (FQB)
2010	1.40% to 1.80%	78,193	16.25 to 14.07	1,270,132	5.15%	6.99% to 6.55%
2009	1.40% to 1.80%	105,771	15.19 to 13.20	1,606,200	7.01%	18.75% to 18.27%
2008	1.40% to 1.80%	137,716	12.79 to 11.16	1,761,283	5.63%	-8.59% to -8.96%
2007	1.40% to 1.80%	219,774	14.00 to 12.26	3,075,147	5.00%	3.90% to 3.48%
2006	1.40% to 1.80%	296,692	13.47 to 11.85	3,995,812	4.23%	2.70% to 2.28%
VIP Fund - Contrafund Portfolio -Service Class (FCS)
2009	1.40% to 1.80%	452,254	13.37 to 13.05	6,044,070	1.27%	33.77% to 33.22%
2008	1.40% to 1.80%	540,024	9.99 to 9.80	5,395,389	0.78%	-43.42% to -43.65%
2007	1.40% to 1.80%	707,919	17.66 to 17.39	12,500,526	0.70%	15.85% to 15.38%
2006	1.40% to 1.80%	1,112,087	15.24 to 15.07	16,950,261	1.10%	10.03% to 9.59%
VIP Fund - Equity-Income Portfolio -Service Class (FEIS)
2010	1.40% to 1.80%	241,813	12.12 to 10.56	2,927,607	1.63%	13.48% to 13.02%
2009	1.40% to 1.80%	301,086	10.68 to 9.34	3,212,867	2.14%	28.21% to 27.69%
2008	1.40% to 1.80%	369,965	8.33 to 7.32	3,078,390	1.96%	-43.51% to -43.74%
2007	1.40% to 1.80%	542,801	14.75 to 13.00	7,998,043	1.48%	-0.01% to -0.42%
2006	1.40% to 1.80%	792,440	14.75 to 13.06	11,680,436	3.11%	18.40% to 17.92%
VIP Fund - Growth Opportunities Portfolio -Service Class (FGOS)
2009	1.40%	59,776	6.54	391,021	0.38%	43.68%
2008	1.40%	65,920	4.55	300,125	0.25%	-55.69%
2007	1.40%	112,503	10.28	1,156,005	0.00%	21.31%
2006	1.40%	192,953	8.47	1,634,352	0.62%	3.83%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	1.40% to 1.80%	670,629	$8.82 to $ 8.45	$5,916,030	0.17%	22.32% to 21.83%
2009	1.40% to 1.80%	770,987	7.21 to 6.94	5,560,387	0.32%	26.35% to 25.84%
2008	1.40% to 1.80%	927,408	5.71 to 5.51	5,293,609	0.63%	-47.97% to -48.19%
2007	1.40% to 1.80%	1,227,804	10.97 to 10.64	13,471,129	0.67%	25.09% to 24.58%
2006	1.40% to 1.80%	1,823,890	8.77 to 8.54	15,998,436	0.29%	5.24% to 4.82%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	1.40% to 1.80%	77,421	12.51 to 15.77	969,560	7.56%	12.20% to 11.74%
2009	1.40% to 1.80%	64,454	11.15 to 14.12	719,619	7.62%	41.76% to 41.19%
2008	1.40% to 1.80%	67,240	7.86 to 10.00	529,553	7.09%	-26.11% to -26.41%
2007	1.40% to 1.80%	120,548	10.64 to 13.59	1,284,114	7.35%	1.21% to 0.80%
2006	1.40% to 1.80%	153,308	10.52 to 13.48	1,613,269	7.29%	9.63% to 9.18%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	1.40%	71,845	11.53	828,507	1.25%	11.41%
2009	1.40%	83,463	10.35	863,888	2.06%	24.67%
2008	1.40%	92,927	8.30	771,537	2.14%	-44.65%
2007	1.40%	128,952	15.00	1,934,392	3.04%	15.56%
2006	1.40%	212,807	12.98	2,762,519	0.82%	16.30%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	1.40%	14,453	14.80	213,887	1.19%	11.43%
2009	1.40%	18,076	13.28	240,070	2.08%	24.72%
2008	1.40%	19,429	10.65	206,907	2.17%	-44.67%
2007	1.40%	27,204	19.25	523,552	3.27%	15.58%
2006	1.40%	38,833	16.65	646,640	0.72%	16.30%
VIP Fund - Value Strategies Portfolio -Service Class (FVSS)
2010	1.40%	27,884	14.62	407,550	0.48%	24.69%
2009	1.40%	25,734	11.72	301,670	1.10%	55.19%
2008	1.40%	7,039	7.55	53,170	0.59%	-51.86%
2007	1.40%	9,497	15.69	149,019	0.94%	4.11%
2006	1.40%	14,378	15.07	216,694	0.59%	14.58%
ClearBridge Variable Equity Income Builder Portfolio -Class I (LPVCII)
2010	1.40% to 1.80%	106,302	8.61 to 8.48	915,174	3.45%	10.69% to 10.24%
2009	1.40% to 1.80%	160,306	7.78 to 7.69	1,246,851	3.27%	21.18% to 20.69%
2008	1.40% to 1.80%	189,183	6.42 to 6.37	1,214,252	0.85%	-35.93% to -36.19%
2007	1.40% to 1.80%	276,791	10.02 to 9.99	2,772,859	2.79%	0.18% to -0.10%	*
ClearBridge Variable Fundamental Value Portfolio -Class I (SBTRP)
2010	1.40% to 1.80%	434,007	8.72 to 8.59	3,783,041	1.64%	14.97% to 14.51%
2009	1.40% to 1.80%	522,000	7.58 to 7.50	3,957,515	1.32%	27.55% to 27.03%
2008	1.40% to 1.80%	633,084	5.94 to 5.90	3,762,993	1.41%	-37.47% to -37.72%
2007	1.40% to 1.80%	946,802	9.51 to 9.48	8,999,622	2.53%	-4.95% to -5.21%	*
ClearBridge Variable Investors Portfolio - Class I (SBVI)
2010	1.40%	124,160	12.86	1,597,185	2.79%	7.93%
2009	1.40%	159,628	11.92	1,902,529	1.85%	22.76%
2008	1.40%	208,194	9.71	2,021,351	1.16%	-36.53%
2007	1.40%	288,388	15.30	4,411,144	1.07%	2.44%
2006	1.40%	412,420	14.93	6,158,150	1.57%	16.61%
Western Asset Variable Global High Yield Bond Portfolio -Class I (SBVHY)
2010	1.40%	32,871	19.55	642,608	8.39%	13.31%
2009	1.40%	39,317	17.25	678,338	10.16%	53.38%
2008	1.40%	51,620	11.25	580,638	8.25%	-31.79%
2007	1.40%	106,828	16.49	1,761,739	5.93%	-1.47%
2006	1.40%	159,724	16.74	2,673,440	5.62%	9.10%
Guardian Portfolio - I Class Shares (AMGP)
2010	1.40%	6,172	14.21	87,714	0.30%	17.35%
2009	1.40%	13,539	12.11	163,954	1.10%	27.87%
2008	1.40%	20,135	9.47	190,697	0.48%	-38.13%
2007	1.40%	31,805	15.31	486,831	0.30%	5.88%
2006	1.40%	47,905	14.46	692,572	0.70%	11.79%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	1.40%	87,349	14.34	1,252,658	0.00%	27.29%
2009	1.40%	99,616	11.27	1,122,291	0.00%	29.76%
2008	1.40%	142,153	8.68	1,234,251	0.00%	-44.16%
2007	1.40%	177,362	15.55	2,757,994	0.00%	20.80%
2006	1.40%	229,581	12.87	2,955,203	0.00%	13.09%
Partners Portfolio - I Class Shares (AMTP)
2010	1.40%	30,683	13.87	425,502	0.66%	14.05%
2009	1.40%	41,255	12.16	501,641	2.65%	53.89%
2008	1.40%	43,622	7.90	344,678	0.49%	-53.06%
2007	1.40%	52,079	16.83	876,681	0.60%	7.80%
2006	1.40%	63,355	15.62	989,361	0.67%	10.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	1.40%	275	$13.25	$3,643	0.03%	21.14%
2009	1.40%	823	10.94	9,012	1.73%	29.59%
2008	1.40%	2,210	8.44	18,652	2.36%	-40.29%
2007	1.40%	1,972	14.13	27,874	0.13%	6.10%
2006	1.40%	2,242	13.32	29,869	0.15%	12.12%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.40% to 1.80%	292,665	10.17 to 7.83	2,975,041	0.33%	42.50% to 41.92%
2008	1.40% to 1.80%	340,114	7.14 to 5.51	2,426,481	0.16%	-46.28% to -46.50%
2007	1.40% to 1.80%	490,044	13.29 to 10.31	6,509,233	0.26%	12.54% to 12.08%
2006	1.40% to 1.80%	710,080	11.81 to 9.20	8,381,529	0.39%	6.44% to 6.01%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	1.40% to 1.80%	308,870	10.26 to 10.20	3,170,377	1.15%	14.48% to 14.02%
2009	1.40% to 1.80%	364,593	8.97 to 8.95	3,268,914	2.00%	26.49% to 25.98%
2008	1.40% to 1.80%	451,093	7.09 to 7.10	3,197,488	1.65%	-39.33% to -39.58%
2007	1.40% to 1.80%	636,940	11.68 to 11.75	7,442,006	1.10%	2.95% to 2.53%
2006	1.40% to 1.80%	891,007	11.35 to 11.46	10,111,832	1.14%	13.42% to 12.96%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	1.40% to 1.80%	198,921	8.72 to 8.60	1,735,007	0.00%	25.68% to 25.17%
2009	1.40% to 1.80%	230,821	6.94 to 6.87	1,601,885	0.00%	30.75% to 30.22%
2008	1.40% to 1.80%	252,007	5.31 to 5.28	1,337,613	0.00%	-49.78% to -49.99%
2007	1.40% to 1.80%	372,119	10.57 to 10.55	3,933,186	0.00%	4.84% to 4.41%
2006	1.40% to 1.80%	526,837	10.08 to 10.10	5,311,694	0.00%	1.52% to 1.11%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund -Class R1 (VWEMR)
2010	1.40%	8,795	27.99	246,155	0.57%	25.09%
2009	1.40%	8,682	22.37	194,254	0.09%	110.41%
2008	1.40%	14,358	10.63	152,678	0.00%	-65.25%
2007	1.40%	23,930	30.60	732,178	0.40%	35.63%
2006	1.40%	20,367	22.56	459,454	0.63%	37.59%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund -Initial Class (VWEM)
2010	1.40%	16,147	34.71	560,539	0.58%	25.07%
2009	1.40%	16,891	27.76	468,845	0.16%	110.20%
2008	1.40%	17,574	13.21	232,071	0.00%	-65.27%
2007	1.40%	30,670	38.03	1,166,312	0.57%	35.68%
2006	1.40%	65,895	28.03	1,846,887	0.63%	37.55%
Worldwide Insurance Trust - Worldwide Hard Assets Fund -Class R1 (VWHAR)
2010	1.40%	12,318	34.52	425,244	0.35%	27.45%
2009	1.40%	11,871	27.09	321,553	0.22%	55.41%
2008	1.40%	9,873	17.43	172,079	0.31%	-46.85%
2007	1.40%	11,401	32.79	373,893	0.13%	43.28%
2006	1.40%	12,703	22.89	290,747	0.07%	22.80%
Worldwide Insurance Trust - Worldwide Hard Assets Fund -Initial Class (VWHA)
2010	1.40%	1,184	46.36	54,886	0.37%	27.43%
2009	1.40%	1,313	36.38	47,765	0.30%	55.33%
2008	1.40%	1,699	23.42	39,791	0.36%	-46.88%
2007	1.40%	5,827	44.09	256,912	0.14%	43.31%
2006	1.40%	9,314	30.77	286,547	0.07%	22.75%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.40%	71,928	5.33	383,412	0.00%	-46.87%
2007	1.40%	107,189	10.03	1,075,387	0.00%	7.48%
2006	1.40%	159,427	9.33	1,488,153	0.00%	8.37%
Partners Variable Portfolios I, Inc.: Partners Variable All Cap Portfolio -Class I (obsolete) (SBVC)
2006	1.40% to 1.80%	818,372	16.80 to 11.92	13,740,292	1.29%	16.46% to 15.99%
Partners Variable Portfolios I, Inc.: Partners Variable Total Return Portfolio -Class I (obsolete) (SBVTR)
2006	1.40% to 1.80%	254,656	13.15 to 12.24	3,348,137	1.91%	10.99% to 10.54%
Series Trust II -Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	1.40%	4,980	9.39	46,763	1.18%	-34.14%
2007	1.40%	8,121	14.26	115,795	0.97%	1.01%
2006	1.40%	13,447	14.12	189,817	0.63%	15.21%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	1.40%	2,623	$8.70	$22,811	2.89%	-37.08%
2007	1.40%	2,729	13.82	37,719	0.77%	0.35%
2006	1.40%	7,598	13.77	104,647	1.16%	17.68%

2010	Reserves for annuity contracts in payout phase:				0
2010	Contract owners equity:				$70,198,443
2010	Reserves for annuity contracts in payout phase:				0
2009	Contract owners equity:				$73,345,721
2008	Reserves for annuity contracts in payout phase:				43,537
2008	Contract owners equity:				$74,582,700
2007	Reserves for annuity contracts in payout phase:				177,496
2007	Contract owners equity:				$156,167,396
2006	Reserves for annuity contracts in payout phase:				269,150
2006	Contract owners equity:				$205,961,407

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.